Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000251293
Shareholder Report [Line Items]
Fund Name	Long Pond Real Estate Select ETF
Trading Symbol	LPRE
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	844-660-9955
Additional Information Website	https://www.longpondetf.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Pond Real Estate Select ETF	$44	1.00%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through August 31, 2025. Expenses would be higher if the Fund had been in operations for the year.
Footnote**	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	1.00% [1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Cumulative Total Returns

Since Inception (April 3, 2025)
Long Pond Real Estate Select ETF - NAV	12.94%
S&P 500® Index	20.34%
MSCI US REIT Index	5.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Performance Inception Date	Apr. 03, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,569,028
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 95,448
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$50,569,028
Number of Portfolio Holdings	23
Total Advisory Fee Paid	$95,448
Portfolio Turnover Rate	85%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	5.9%
Consumer Discretionary	20.8%
Real Estate	72.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Independence Realty Trust, Inc.	8.2%
UDR, Inc.	8.0%
Prologis, Inc.	7.0%
Accor S.A.	6.9%
Mid-America Apartment Communities, Inc.	6.9%
James Hardie Industries plc	5.9%
Taylor Morrison Home Corporation	5.7%
Invitation Homes, Inc.	5.0%
First Industrial Realty Trust, Inc.	5.0%
Equity LifeStyle Properties, Inc.	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

[1]	Annualized